Bank Borrowing	6 Months Ended
Jun. 30, 2025
Bank Borrowing [Abstract]
Bank borrowing

13. Bank borrowing

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
- Non-current	39,774	32,828	7,769
- Current	13,255	13,738	3,251
	53,029	46,566	11,020

On August 29, 2023, the Group entered into a borrowing agreement with a financial institution in Malaysia to borrow MYR 69,000 (USD 15,032), which bears a fixed rate of 3.55% per annum and with maturity date on August 29, 2028. As of June 30, 2025, the secured bank borrowing amounted to MYR 46,566 (USD 11,020) (December 31, 2024: MYR 53,029) was secured by charge over a motor vehicle of the Group (note 5).

For the period ended June 30, 2025, interest related to the bank borrowing amounted to MYR 1,667 (USD 381) (December 31, 2024: MYR 4,056).